NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
892,637 shares (cost $27,717,021)	$40,936,350
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
426,795 shares (cost $12,889,996)	16,158,470
Templeton Foreign Securities Fund - Class 1 (TIF)
901,138 shares (cost $13,244,485)	12,516,809
Overseas Portfolio: Institutional Shares (JAIG)
205,162 shares (cost $7,635,630)	5,085,964
Federated NVIT High Income Bond Fund - Class I (HIBF)
144,870 shares (cost $977,775)	946,000
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
29,213 shares (cost $274,043)	283,655
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
13,380 shares (cost $193,441)	175,946
NVIT Nationwide Fund - Class I (TRF)
3,977,274 shares (cost $40,915,921)	63,676,154
NVIT Government Bond Fund - Class I (GBF)
1,438,768 shares (cost $16,525,759)	15,423,593
NVIT Money Market Fund - Class I (SAM)
4,570,678 shares (cost $4,570,646)	4,570,678
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
15,429 shares (cost $187,813)	168,796
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
608,376 shares (cost $6,096,944)	6,168,936
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,235,942 shares (cost $22,708,481)	23,812,786
NVIT Large Cap Growth Fund - Class I (NVOLG1)
302,245 shares (cost $5,689,950)	4,808,726
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
329,786 shares (cost $7,769,670)	7,456,453
VP Balanced Fund - Class I (ACVB)
572,529 shares (cost $4,103,237)	3,990,530
VP Capital Appreciation Fund - Class I (ACVCA)
324,259 shares (cost $4,012,078)	4,533,141
VP Income & Growth Fund - Class I (ACVIG)
320,641 shares (cost $2,211,017)	2,988,373
Appreciation Portfolio - Initial Shares (DCAP)
121,628 shares (cost $4,383,556)	4,987,977
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
715,087 shares (cost $25,796,346)	35,353,882
Quality Bond Portfolio - Initial Shares (DQBP)
322,447 shares (cost $3,727,864)	3,769,409
Contrafund(R)Portfolio - Service Class 2 (FC2)
127,887 shares (cost $3,665,607)	4,149,933
Equity-Income Portfolio - Initial Class (FEIP)
2,015,831 shares (cost $43,244,845)	44,287,817
High Income Portfolio - Initial Class (FHIP)
1,711,774 shares (cost $8,919,235)	9,209,342
Real Return Portfolio - Administrative Class (PMVRRA)
144,175 shares (cost $1,930,150)	1,769,024
Total Return Portfolio - Administrative Class (PMVTRA)
233,538 shares (cost $2,627,889)	2,484,840
VI American Franchise Fund - Series I Shares (ACEG)
26,555 shares (cost $1,060,579)	1,422,839

VI Global Health Care Fund - Series I Shares (IVHS)
17,343 shares (cost $547,592)	418,145
VI Global Real Estate Fund - Series I Shares (IVRE)
66,436 shares (cost $1,034,990)	1,072,936
VI International Growth Fund - Series I Shares (AVIE)
43,003 shares (cost $1,435,846)	1,414,359
Micro-Cap Portfolio - Investment Class (ROCMC)
74,698 shares (cost $845,718)	829,893
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
59,459 shares (cost $699,920)	771,782
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
8,356 shares (cost $302,923)	404,682
Series N (Managed Asset Allocation Series) (SBLN)
15,440 shares (cost $374,795)	443,741
Series O (All Cap Value Series) (SBLO)
26,050 shares (cost $682,951)	886,989
Series P (High Yield Series) (SBLP)
13,955 shares (cost $431,653)	430,238
Series Q (Small Cap Value Series) (SBLQ)
29,762 shares (cost $1,234,671)	1,369,341
Series V (Mid Cap Value Series) (SBLV)
41,182 shares (cost $2,618,991)	3,061,468
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
20,372 shares (cost $556,862)	673,905
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
8,502 shares (cost $128,228)	133,911

Total Investments	$333,047,813

Accounts Receivable - VP Income & Growth Fund - Class I (ACVIG)	1,228
Accounts Receivable - VI Global Health Care Fund - Series I Shares (IVHS)	114
Accounts Receivable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	60
Accounts Receivable - Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	72
Accounts Receivable - Real Return Portfolio - Administrative Class (PMVRRA)	992
Accounts Receivable - Total Return Portfolio - Administrative Class (PMVTRA)	2,852
Accounts Receivable - Series P (High Yield Series) (SBLP)	415
Accounts Receivable - Quality Bond Portfolio - Initial Shares (DQBP)	642
Accounts Payable - VI Global Real Estate Fund - Series I Shares (IVRE)	(340)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(5,065)
Accounts Payable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(30,059)
Accounts Payable - Micro-Cap Portfolio - Investment Class (ROCMC)	(345)
Accounts Payable - Series N (Managed Asset Allocation Series) (SBLN)	(188)
Accounts Payable - Series O (All Cap Value Series) (SBLO)	(1,410)
Accounts Payable - Series V (Mid Cap Value Series) (SBLV)	(991)
Accounts Payable - Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	(514)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(958)
Accounts Payable - Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	(152)
Accounts Payable - Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	(18)
Accounts Payable - Overseas Portfolio: Institutional Shares (JAIG)	(118)
Other Accounts Payable	(13,449)

$333,000,581

Contract Owners’ Equity:
Accumulation units	332,885,084
Contracts in payout (annuitization) period (note 1f)	115,497

Total Contract Owners’ Equity (note 5)	$333,000,581

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	DSIF	DSRG	TIF	JAIG	HIBF	NVNMO1	NVNSR1
Reinvested dividends	$5,122,601	806,987	203,683	269,818	252,459	51,826	2,134	1,369
Mortality and expense risk charges (note 2)	(4,123,242)	(507,077)	(197,612)	(154,577)	(67,385)	(11,120)	(3,443)	(1,845)

Net investment income (loss)	999,359	299,910	6,071	115,241	185,074	40,706	(1,309)	(476)

Realized gain (loss) on investments	6,574,286	2,313,393	409,974	(4,407)	(578,364)	(3,211)	3,792	(1,671)
Change in unrealized gain (loss) on investments	7,314,098	(60,716)	(607,843)	416,181	(265,475)	69,687	15,805	(2,242)

Net gain (loss) on investments	13,888,384	2,252,677	(197,869)	411,774	(843,839)	66,476	19,597	(3,913)

Reinvested capital gains	15,731,078	1,426,645	1,547,567	211,534	168,549	-	13,464	17,086

Net increase (decrease) in contract owners’ equity resulting from operations	$30,618,821	3,979,232	1,355,769	738,549	(490,216)	107,182	31,752	12,697

Investment Activity:	TRF	GBF	SAM	NVMLG1	NVMMG1	NVMMV2	NVOLG1	AMCG
Reinvested dividends	$874,814	313,234	286	1,590	-	314,438	35,592	-
Mortality and expense risk charges (note 2)	(796,435)	(209,573)	(64,899)	(2,261)	(76,871)	(287,250)	(45,859)	(96,054)

Net investment income (loss)	78,379	103,661	(64,613)	(671)	(76,871)	27,188	(10,267)	(96,054)

Realized gain (loss) on investments	2,093,352	(99,191)	-	5,385	220,988	563,111	(93,413)	(73,041)
Change in unrealized gain (loss) on investments	3,741,799	(82,521)	-	(28,529)	(562,389)	837,940	(866,727)	35,391

Net gain (loss) on investments	5,835,151	(181,712)	-	(23,144)	(341,401)	1,401,051	(960,140)	(37,650)

Reinvested capital gains	-	-	99	25,724	699,898	2,012,107	1,083,830	351,832

Net increase (decrease) in contract owners’ equity resulting from operations	$5,913,530	(78,051)	(64,514)	1,909	281,626	3,440,346	113,423	218,128

Investment Activity:	ACVB	ACVCA	ACVIG	DCAP	DSC	DQBP	FC2	FEIP
Reinvested dividends	$64,388	-	70,393	81,034	-	77,606	24,908	951,440
Mortality and expense risk charges (note 2)	(51,553)	(60,015)	(37,358)	(62,079)	(399,935)	(54,130)	(52,635)	(529,761)

Net investment income (loss)	12,835	(60,015)	33,035	18,955	(399,935)	23,476	(27,727)	421,679

Realized gain (loss) on investments	44,882	199,711	130,708	180,643	733,712	111,191	366,125	(1,043,525)
Change in unrealized gain (loss) on investments	(20,503)	(508,546)	122,861	(613,879)	1,887,149	(97,550)	(460,903)	4,395,778

Net gain (loss) on investments	24,379	(308,835)	253,569	(433,236)	2,620,861	13,641	(94,778)	3,352,253

Reinvested capital gains	179,873	450,449	55,535	721,372	2,571,598	-	351,481	2,707,865

Net increase (decrease) in contract owners’ equity resulting from operations	$217,087	81,599	342,139	307,091	4,792,524	37,117	228,976	6,481,797

Investment Activity:	FHIP	PMVRRA	PMVTRA	ACEG	IVHS	IVRE	AVIE	ROCMC
Reinvested dividends	$474,357	38,281	54,464	-	-	17,527	19,592	5,308
Mortality and expense risk charges (note 2)	(115,343)	(21,442)	(32,991)	(19,019)	(7,993)	(14,205)	(18,355)	(9,605)

Net investment income (loss)	359,014	16,839	21,473	(19,019)	(7,993)	3,322	1,237	(4,297)

Realized gain (loss) on investments	(183,950)	(70,541)	(31,925)	88,077	(3,271)	36,140	63,503	(25,794)
Change in unrealized gain (loss) on investments	962,671	115,546	47,327	(182,661)	(181,216)	(46,437)	(98,286)	150,439

Net gain (loss) on investments	778,721	45,005	15,402	(94,584)	(184,487)	(10,297)	(34,783)	124,645

Reinvested capital gains	-	-	-	132,992	87,692	20,504	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,137,735	61,844	36,875	19,389	(104,788)	13,529	(33,546)	120,348

Investment Activity:	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX
Reinvested dividends	$24,691	2,814	5,162	12,215	32,937	1,494	26,699	2,123
Mortality and expense risk charges (note 2)	(10,173)	(4,944)	(5,464)	(10,083)	(4,948)	(15,476)	(35,223)	(7,180)

Net investment income (loss)	14,518	(2,130)	(302)	2,132	27,989	(13,982)	(8,524)	(5,057)

Realized gain (loss) on investments	46,892	15,278	16,837	21,326	989	28,826	119,836	29,355
Change in unrealized gain (loss) on investments	10,889	13,248	3,022	103,890	28,812	164,840	248,213	13,174

Net gain (loss) on investments	57,781	28,526	19,859	125,216	29,801	193,666	368,049	42,529

Reinvested capital gains	-	2,368	8,242	31,618	-	104,717	281,350	30,973

Net increase (decrease) in contract owners’ equity resulting from operations	$72,299	28,764	27,799	158,966	57,790	284,401	640,875	68,445

Investment Activity:	SBLY	CAF
Reinvested dividends	$726	6,212
Mortality and expense risk charges (note 2)	(1,578)	(19,493)

Net investment income (loss)	(852)	(13,281)

Realized gain (loss) on investments	9,641	932,923
Change in unrealized gain (loss) on investments	(2,301)	(1,381,840)

Net gain (loss) on investments	7,340	(448,917)

Reinvested capital gains	5,032	429,082

Net increase (decrease) in contract owners’ equity resulting from operations	$11,520	(33,116)

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		DSIF		DSRG		TIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$999,359	1,207,015	299,910	234,069	6,071	(35,963)	115,241	330,795
Realized gain (loss) on investments	6,574,286	9,662,446	2,313,393	1,993,116	409,974	512,368	(4,407)	584,256
Change in unrealized gain (loss) on investments	7,314,098	(38,487,336)	(60,716)	(3,503,159)	(607,843)	(3,506,160)	416,181	(2,409,771)
Reinvested capital gains	15,731,078	18,142,762	1,426,645	1,231,369	1,547,567	2,282,552	211,534	485,044

Net increase (decrease) in contract owners’ equity resulting from operations	30,618,821	(9,475,113)	3,979,232	(44,605)	1,355,769	(747,203)	738,549	(1,009,676)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,618,047	5,087,662	519,329	670,320	184,159	194,615	161,848	217,032
Transfers between subaccounts (including fixed account), net (note 3)	(2,705,542)	(1,553,253)	(138,696)	(314,582)	(66,313)	(129,449)	(107,438)	(466,090)
Redemptions	(32,253,904)	(37,763,335)	(4,361,688)	(4,824,757)	(1,354,060)	(1,313,728)	(980,027)	(1,420,553)
Annuity benefits	(12,005)	(12,202)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(204,617)	(225,521)	(21,555)	(23,133)	(8,009)	(8,796)	(6,244)	(7,509)
Contingent deferred sales charges (note 2)	(241,279)	(261,687)	(32,952)	(35,197)	(16,851)	(18,232)	(11,195)	(12,191)
Adjustments to maintain reserves	100,135	1,209	3,433	1,229	(1,406)	286	(783)	383

Net equity transactions	(30,699,165)	(34,727,127)	(4,032,129)	(4,526,120)	(1,262,480)	(1,275,304)	(943,839)	(1,688,928)

Net change in contract owners’ equity	(80,344)	(44,202,240)	(52,897)	(4,570,725)	93,289	(2,022,507)	(205,290)	(2,698,604)
Contract owners’ equity beginning of period	333,080,925	377,283,165	40,986,759	45,557,484	16,064,337	18,086,844	12,720,164	15,418,768

Contract owners’ equity end of period	$333,000,581	333,080,925	40,933,862	40,986,759	16,157,626	16,064,337	12,514,874	12,720,164

CHANGES IN UNITS:
Beginning units	10,256,178	11,094,060	841,095	932,974	445,367	479,122	474,810	532,232
Units purchased	1,110,220	1,027,601	41,762	36,210	15,276	8,259	25,045	16,017
Units redeemed	(2,044,561)	(1,865,483)	(121,017)	(128,089)	(49,403)	(42,014)	(59,500)	(73,439)

Ending units	9,321,837	10,256,178	761,840	841,095	411,240	445,367	440,355	474,810

	JAIG		HIBF		NVNMO1		NVNSR1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$185,074	(49,379)	40,706	35,097	(1,309)	(1,485)	(476)	(1,398)
Realized gain (loss) on investments	(578,364)	(536,764)	(3,211)	(8,441)	3,792	7,877	(1,671)	33,686
Change in unrealized gain (loss) on investments	(265,475)	(299,685)	69,687	(66,199)	15,805	(37,554)	(2,242)	(58,049)
Reinvested capital gains	168,549	210,401	-	8,639	13,464	24,977	17,086	23,671

Net increase (decrease) in contract owners’ equity resulting from operations	(490,216)	(675,427)	107,182	(30,904)	31,752	(6,185)	12,697	(2,090)

Equity transactions:
Purchase payments received from contract owners (note 3)	84,518	114,939	14,714	14,501	4,236	4,958	4,234	7,942
Transfers between subaccounts (including fixed account), net (note 3)	(222,375)	(140,305)	148,262	(23,752)	(13,060)	(2,961)	50,307	(98,662)
Redemptions	(580,771)	(863,683)	(107,005)	(149,351)	(15,430)	(24,386)	(15,621)	(25,848)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,754)	(3,721)	(455)	(467)	(138)	(149)	(74)	(100)
Contingent deferred sales charges (note 2)	(4,409)	(5,405)	(494)	(485)	(156)	(199)	(224)	(139)
Adjustments to maintain reserves	1,953	520	37	97	84	(114)	94	(25)

Net equity transactions	(723,838)	(897,655)	55,059	(159,457)	(24,464)	(22,851)	38,716	(116,832)

Net change in contract owners’ equity	(1,214,054)	(1,573,082)	162,241	(190,361)	7,288	(29,036)	51,413	(118,922)
Contract owners’ equity beginning of period	6,299,900	7,872,982	783,868	974,229	276,375	305,411	124,605	243,527

Contract owners’ equity end of period	$5,085,846	6,299,900	946,109	783,868	283,663	276,375	176,018	124,605

CHANGES IN UNITS:
Beginning units	254,747	287,231	37,923	45,313	21,276	22,946	8,307	15,969
Units purchased	15,179	9,739	16,938	3,027	690	956	6,429	2,367
Units redeemed	(47,253)	(42,223)	(14,238)	(10,417)	(2,497)	(2,626)	(3,944)	(10,029)

Ending units	222,673	254,747	40,623	37,923	19,469	21,276	10,792	8,307

	TRF		GBF		SAM		NVMLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$78,379	(69,013)	103,661	65,488	(64,613)	(70,859)	(671)	(1,278)
Realized gain (loss) on investments	2,093,352	2,445,441	(99,191)	(138,735)	-	-	5,385	5,771
Change in unrealized gain (loss) on investments	3,741,799	(2,549,634)	(82,521)	(152,338)	-	-	(28,529)	(15,950)
Reinvested capital gains	-	-	-	-	99	-	25,724	14,935

Net increase (decrease) in contract owners’ equity resulting from operations	5,913,530	(173,206)	(78,051)	(225,585)	(64,514)	(70,859)	1,909	3,478

Equity transactions:
Purchase payments received from contract owners (note 3)	600,028	597,029	193,543	190,311	536,021	604,506	8,559	2,702
Transfers between subaccounts (including fixed account), net (note 3)	(781,259)	(360,689)	1,101,744	(875,012)	563,394	691,104	(1,536)	18,528
Redemptions	(5,354,372)	(6,008,342)	(1,682,030)	(1,557,180)	(1,976,937)	(1,697,009)	(21,447)	(18,479)
Annuity benefits	(10,660)	(10,994)	(733)	(753)	(357)	(455)	-	-
Contract maintenance charges (note 2)	(52,155)	(56,353)	(14,125)	(15,038)	(5,093)	(5,633)	(91)	(86)
Contingent deferred sales charges (note 2)	(28,416)	(27,946)	(7,595)	(7,969)	(2,302)	(2,784)	(63)	(68)
Adjustments to maintain reserves	(20,169)	(3,221)	2,172	567	1,102	2,002	(6)	41

Net equity transactions	(5,647,003)	(5,870,516)	(407,024)	(2,265,074)	(884,172)	(408,269)	(14,584)	2,638

Net change in contract owners’ equity	266,527	(6,043,722)	(485,075)	(2,490,659)	(948,686)	(479,128)	(12,675)	6,116
Contract owners’ equity beginning of period	63,395,989	69,439,711	15,911,279	18,401,938	5,518,406	5,997,534	181,531	175,415

Contract owners’ equity end of period	$63,662,516	63,395,989	15,426,204	15,911,279	4,569,720	5,518,406	168,856	181,531

CHANGES IN UNITS:
Beginning units	427,871	466,817	280,536	319,887	227,363	245,448	12,094	11,933
Units purchased	7,859	6,144	46,540	11,241	102,028	76,291	2,750	1,685
Units redeemed	(44,781)	(45,090)	(53,567)	(50,592)	(139,573)	(94,376)	(3,691)	(1,524)

Ending units	390,949	427,871	273,509	280,536	189,818	227,363	11,153	12,094

	NVMMG1		NVMMV2		NVOLG1		AMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(76,871)	(93,534)	27,188	(25,213)	(10,267)	(723)	(96,054)	(15,795)
Realized gain (loss) on investments	220,988	430,331	563,111	790,190	(93,413)	481	(73,041)	(4,053)
Change in unrealized gain (loss) on investments	(562,389)	(1,403,611)	837,940	(4,380,142)	(866,727)	(12,701)	35,391	(348,608)
Reinvested capital gains	699,898	1,027,823	2,012,107	2,637,590	1,083,830	17,079	351,832	-

Net increase (decrease) in contract owners’ equity resulting from operations	281,626	(38,991)	3,440,346	(977,575)	113,423	4,136	218,128	(368,456)

Equity transactions:
Purchase payments received from contract owners (note 3)	59,240	65,845	378,367	284,774	(43,969)	1,283	118,513	7,699
Transfers between subaccounts (including fixed account), net (note 3)	(44,153)	(194,379)	(694,206)	(22,811)	4,842,815	6,066	(44,310)	8,539,848
Redemptions	(716,464)	(747,821)	(1,949,461)	(2,386,376)	(322,212)	(8,628)	(889,509)	(112,155)
Annuity benefits	-	-	-	-	-	-	(102)	-
Contract maintenance charges (note 2)	(3,125)	(3,794)	(11,698)	(12,580)	(3,128)	(57)	(5,471)	(808)
Contingent deferred sales charges (note 2)	(6,260)	(6,833)	(18,506)	(20,725)	(137)	(53)	(6,042)	(1,080)
Adjustments to maintain reserves	108	(661)	(10,449)	5,498	113,608	(11)	1,322	(808)

Net equity transactions	(710,654)	(887,643)	(2,305,953)	(2,152,220)	4,586,977	(1,400)	(825,599)	8,432,696

Net change in contract owners’ equity	(429,028)	(926,634)	1,134,393	(3,129,795)	4,700,400	2,736	(607,471)	8,064,240
Contract owners’ equity beginning of period	6,592,899	7,519,533	22,648,334	25,778,129	108,298	105,562	8,064,240	-

Contract owners’ equity end of period	$6,163,871	6,592,899	23,782,727	22,648,334	4,808,698	108,298	7,456,769	8,064,240

CHANGES IN UNITS:
Beginning units	453,432	509,454	1,354,568	1,478,101	4,585	4,636	433,318	-
Units purchased	15,141	11,277	55,953	45,031	231,285	553	28,565	439,707
Units redeemed	(65,178)	(67,299)	(184,611)	(168,564)	(36,827)	(604)	(79,807)	(6,389)

Ending units	403,395	453,432	1,225,910	1,354,568	199,043	4,585	382,076	433,318

	ACVB		ACVCA		ACVIG		DCAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$12,835	21,453	(60,015)	(69,067)	33,035	27,178	18,955	23,885
Realized gain (loss) on investments	44,882	189,675	199,711	246,421	130,708	176,656	180,643	86,802
Change in unrealized gain (loss) on investments	(20,503)	(867,297)	(508,546)	(482,052)	122,861	(730,291)	(613,879)	(573,254)
Reinvested capital gains	179,873	481,939	450,449	349,579	55,535	297,435	721,372	261,849

Net increase (decrease) in contract owners’ equity resulting from operations	217,087	(174,230)	81,599	44,881	342,139	(229,022)	307,091	(200,718)

Equity transactions:
Purchase payments received from contract owners (note 3)	43,734	57,723	9,671	27,345	37,333	32,974	61,354	71,680
Transfers between subaccounts (including fixed account), net (note 3)	71,393	(475,522)	(62,929)	(77,894)	38,982	(205,680)	(23,479)	(27,421)
Redemptions	(451,951)	(547,680)	(325,091)	(427,188)	(360,258)	(390,912)	(425,840)	(439,885)
Annuity benefits	-	-	(153)	-	-	-	-	-
Contract maintenance charges (note 2)	(2,534)	(2,958)	(4,683)	(5,141)	(1,517)	(1,699)	(2,520)	(2,780)
Contingent deferred sales charges (note 2)	(2,160)	(2,541)	-	-	(2,624)	(2,861)	(4,154)	(4,207)
Adjustments to maintain reserves	(535)	(122)	84	(36)	317	(240)	(656)	1,846

Net equity transactions	(342,053)	(971,100)	(383,101)	(482,914)	(287,767)	(568,418)	(395,295)	(400,767)

Net change in contract owners’ equity	(124,966)	(1,145,330)	(301,502)	(438,033)	54,372	(797,440)	(88,204)	(601,485)
Contract owners’ equity beginning of period	4,115,338	5,260,668	4,834,674	5,272,707	2,935,229	3,732,669	5,076,350	5,677,835

Contract owners’ equity end of period	$3,990,372	4,115,338	4,533,172	4,834,674	2,989,601	2,935,229	4,988,146	5,076,350

CHANGES IN UNITS:
Beginning units	234,642	288,429	101,182	111,017	134,091	158,837	226,928	244,417
Units purchased	34,193	13,392	40	656	9,985	6,193	7,247	6,543
Units redeemed	(53,366)	(67,179)	(8,268)	(10,491)	(22,152)	(30,939)	(24,765)	(24,032)

Ending units	215,469	234,642	92,954	101,182	121,924	134,091	209,410	226,928

	DSC		DQBP		FC2		FEIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(399,935)	(461,803)	23,476	37,637	(27,727)	(19,889)	421,679	830,819
Realized gain (loss) on investments	733,712	1,192,672	111,191	40,903	366,125	395,290	(1,043,525)	(499,382)
Change in unrealized gain (loss) on investments	1,887,149	(2,449,805)	(97,550)	(221,178)	(460,903)	(858,092)	4,395,778	(7,028,220)
Reinvested capital gains	2,571,598	561,464	-	-	351,481	416,216	2,707,865	4,348,308

Net increase (decrease) in contract owners’ equity resulting from operations	4,792,524	(1,157,472)	37,117	(142,638)	228,976	(66,475)	6,481,797	(2,348,475)

Equity transactions:
Purchase payments received from contract owners (note 3)	448,595	482,327	60,901	79,196	80,483	77,202	534,594	597,965
Transfers between subaccounts (including fixed account), net (note 3)	(323,293)	(330,737)	(747,131)	381,662	(684,090)	668,870	(210,692)	(410,817)
Redemptions	(2,645,664)	(3,630,723)	(344,482)	(524,702)	(213,102)	(570,684)	(4,214,316)	(4,593,574)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,253)	(18,607)	(2,195)	(2,500)	(2,142)	(2,400)	(22,726)	(24,833)
Contingent deferred sales charges (note 2)	(37,582)	(41,355)	(3,636)	(4,732)	(1,990)	(2,316)	(33,848)	(37,416)
Adjustments to maintain reserves	4,720	1,658	2,025	(479)	(685)	1,432	2,782	(7,622)

Net equity transactions	(2,569,477)	(3,537,437)	(1,034,518)	(71,555)	(821,526)	172,104	(3,944,206)	(4,476,297)

Net change in contract owners’ equity	2,223,047	(4,694,909)	(997,401)	(214,193)	(592,550)	105,629	2,537,591	(6,824,772)
Contract owners’ equity beginning of period	33,134,460	37,829,369	4,767,452	4,981,645	4,742,429	4,636,800	41,747,796	48,572,568

Contract owners’ equity end of period	$35,357,507	33,134,460	3,770,051	4,767,452	4,149,879	4,742,429	44,285,387	41,747,796

CHANGES IN UNITS:
Beginning units	1,031,264	1,135,675	232,672	235,985	274,761	266,325	989,039	1,090,553
Units purchased	29,627	27,661	59,658	25,074	27,849	50,592	49,024	24,364
Units redeemed	(108,627)	(132,072)	(108,783)	(28,387)	(76,461)	(42,156)	(137,414)	(125,878)

Ending units	952,264	1,031,264	183,547	232,672	226,149	274,761	900,649	989,039

	FHIP		PMVRRA		PMVTRA		ACEG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$359,014	514,147	16,839	52,653	21,473	98,980	(19,019)	(21,138)
Realized gain (loss) on investments	(183,950)	(153,150)	(70,541)	(49,102)	(31,925)	6,969	88,077	81,254
Change in unrealized gain (loss) on investments	962,671	(805,925)	115,546	(80,578)	47,327	(155,958)	(182,661)	(4,919)
Reinvested capital gains	-	-	-	-	-	28,875	132,992	8,736

Net increase (decrease) in contract owners’ equity resulting from operations	1,137,735	(444,928)	61,844	(77,027)	36,875	(21,134)	19,389	63,933

Equity transactions:
Purchase payments received from contract owners (note 3)	128,082	137,573	32,977	65,082	55,175	55,868	18,960	25,777
Transfers between subaccounts (including fixed account), net (note 3)	(207,762)	(92,016)	63,783	5,494	156,283	151,043	18,582	(32,910)
Redemptions	(836,064)	(1,113,770)	(170,073)	(253,467)	(432,533)	(273,051)	(242,071)	(191,068)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,707)	(5,181)	(884)	(1,007)	(1,315)	(1,316)	(759)	(843)
Contingent deferred sales charges (note 2)	(10,137)	(11,175)	(855)	(1,014)	(1,540)	(1,202)	(1,405)	(1,438)
Adjustments to maintain reserves	711	(421)	(177)	300	(252)	7	(52)	(22)

Net equity transactions	(929,877)	(1,084,990)	(75,229)	(184,612)	(224,182)	(68,651)	(206,745)	(200,504)

Net change in contract owners’ equity	207,858	(1,529,918)	(13,385)	(261,639)	(187,307)	(89,785)	(187,356)	(136,571)
Contract owners’ equity beginning of period	9,002,612	10,532,530	1,783,401	2,045,040	2,674,999	2,764,784	1,610,082	1,746,653

Contract owners’ equity end of period	$9,210,470	9,002,612	1,770,016	1,783,401	2,487,692	2,674,999	1,422,726	1,610,082

CHANGES IN UNITS:
Beginning units	408,840	454,970	135,931	149,712	177,615	181,977	101,246	113,814
Units purchased	11,239	9,727	61,296	22,054	64,772	38,566	4,640	2,317
Units redeemed	(50,328)	(55,857)	(67,269)	(35,835)	(79,368)	(42,928)	(17,252)	(14,885)

Ending units	369,751	408,840	129,958	135,931	163,019	177,615	88,634	101,246

	IVHS		IVRE		AVIE		ROCMC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,993)	(11,037)	3,322	26,015	1,237	6,984	(4,297)	(12,322)
Realized gain (loss) on investments	(3,271)	96,513	36,140	76,279	63,503	72,061	(25,794)	25,831
Change in unrealized gain (loss) on investments	(181,216)	(148,273)	(46,437)	(147,488)	(98,286)	(156,491)	150,439	(207,710)
Reinvested capital gains	87,692	74,666	20,504	-	-	-	-	53,774

Net increase (decrease) in contract owners’ equity resulting from operations	(104,788)	11,869	13,529	(45,194)	(33,546)	(77,446)	120,348	(140,427)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,562	15,292	23,173	25,672	33,832	29,683	23,910	29,683
Transfers between subaccounts (including fixed account), net (note 3)	(178,666)	202,362	(2,514)	110,067	(50,158)	667,593	(148,308)	(54,201)
Redemptions	(175,321)	(155,206)	(88,775)	(183,321)	(153,501)	(316,918)	(40,874)	(86,224)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(321)	(429)	(570)	(624)	(699)	(726)	(385)	(499)
Contingent deferred sales charges (note 2)	(247)	(326)	(490)	(440)	(881)	(820)	(265)	(305)
Adjustments to maintain reserves	(49)	(212)	(104)	(617)	(57)	150	(351)	(123)

Net equity transactions	(335,042)	61,481	(69,280)	(49,263)	(171,464)	378,962	(166,273)	(111,669)

Net change in contract owners’ equity	(439,830)	73,350	(55,751)	(94,457)	(205,010)	301,516	(45,925)	(252,096)
Contract owners’ equity beginning of period	858,089	784,739	1,128,347	1,222,804	1,619,304	1,317,788	875,473	1,127,569

Contract owners’ equity end of period	$418,259	858,089	1,072,596	1,128,347	1,414,294	1,619,304	829,548	875,473

CHANGES IN UNITS:
Beginning units	38,810	36,124	88,084	92,778	76,635	60,118	76,594	85,228
Units purchased	8,877	13,885	15,913	19,993	19,562	33,322	5,088	3,793
Units redeemed	(26,038)	(11,199)	(20,850)	(24,687)	(28,072)	(16,805)	(20,234)	(12,427)

Ending units	21,649	38,810	83,147	88,084	68,125	76,635	61,448	76,594

	SBLD		SBLJ		SBLN		SBLO
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$14,518	17,536	(2,130)	(573)	(302)	(1,042)	2,132	(2,926)
Realized gain (loss) on investments	46,892	44,501	15,278	29,798	16,837	17,791	21,326	129,248
Change in unrealized gain (loss) on investments	10,889	(79,495)	13,248	(65,683)	3,022	(21,300)	103,890	(292,609)
Reinvested capital gains	-	-	2,368	31,106	8,242	-	31,618	116,091

Net increase (decrease) in contract owners’ equity resulting from operations	72,299	(17,458)	28,764	(5,352)	27,799	(4,551)	158,966	(50,196)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,579	22,217	9,523	9,986	13,190	15,739	10,350	15,544
Transfers between subaccounts (including fixed account), net (note 3)	(75,441)	24,512	(5,872)	(18,566)	(1,548)	(707)	(892)	(85,256)
Redemptions	(96,351)	(114,555)	(23,390)	(37,570)	(16,343)	(18,638)	(55,983)	(223,311)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(408)	(452)	(198)	(216)	(219)	(223)	(405)	(471)
Contingent deferred sales charges (note 2)	(414)	(586)	(242)	(247)	(227)	(204)	(673)	(590)
Adjustments to maintain reserves	169	283	53	-	125	(93)	(134)	(317)

Net equity transactions	(147,866)	(68,581)	(20,126)	(46,613)	(5,022)	(4,126)	(47,737)	(294,401)

Net change in contract owners’ equity	(75,567)	(86,039)	8,638	(51,965)	22,777	(8,677)	111,229	(344,597)
Contract owners’ equity beginning of period	847,197	933,236	396,071	448,036	420,776	429,453	774,350	1,118,947

Contract owners’ equity end of period	$771,630	847,197	404,709	396,071	443,553	420,776	885,579	774,350

CHANGES IN UNITS:
Beginning units	72,410	78,226	27,620	30,814	28,840	29,076	51,796	70,374
Units purchased	19,916	13,918	4,832	1,946	4,730	2,508	1,547	3,136
Units redeemed	(31,806)	(19,734)	(6,138)	(5,140)	(5,064)	(2,744)	(4,443)	(21,714)

Ending units	60,520	72,410	26,314	27,620	28,506	28,840	48,900	51,796

	SBLP		SBLQ		SBLV		SBLX
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$27,989	41,439	(13,982)	(18,809)	(8,524)	(20,256)	(5,057)	(2,677)
Realized gain (loss) on investments	989	12,691	28,826	120,727	119,836	290,798	29,355	37,790
Change in unrealized gain (loss) on investments	28,812	(84,204)	164,840	(502,871)	248,213	(1,024,833)	13,174	(60,429)
Reinvested capital gains	-	9,335	104,717	282,635	281,350	506,898	30,973	1,410

Net increase (decrease) in contract owners’ equity resulting from operations	57,790	(20,739)	284,401	(118,318)	640,875	(247,393)	68,445	(23,906)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,397	6,093	26,866	24,470	57,858	80,798	8,344	7,266
Transfers between subaccounts (including fixed account), net (note 3)	6,547	(56,294)	(40,625)	(115,422)	(187,327)	(118,323)	102,121	171,469
Redemptions	(25,439)	(42,573)	(118,952)	(288,362)	(173,674)	(544,866)	(60,306)	(59,316)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(198)	(229)	(635)	(767)	(1,421)	(1,602)	(288)	(264)
Contingent deferred sales charges (note 2)	(264)	(253)	(544)	(638)	(1,087)	(1,579)	(321)	(378)
Adjustments to maintain reserves	236	(214)	551	232	526	528	(285)	158

Net equity transactions	(14,721)	(93,470)	(133,339)	(380,487)	(305,125)	(585,044)	49,265	118,935

Net change in contract owners’ equity	43,069	(114,209)	151,062	(498,805)	335,750	(832,437)	117,710	95,029
Contract owners’ equity beginning of period	387,584	501,793	1,218,559	1,717,364	2,724,727	3,557,164	555,681	460,652

Contract owners’ equity end of period	$430,653	387,584	1,369,621	1,218,559	3,060,477	2,724,727	673,391	555,681

CHANGES IN UNITS:
Beginning units	23,822	29,225	68,961	89,585	170,401	204,669	37,269	30,108
Units purchased	2,058	882	7,578	3,576	14,612	9,485	24,304	12,232
Units redeemed	(3,070)	(6,285)	(14,538)	(24,200)	(32,066)	(43,753)	(21,226)	(5,071)

Ending units	22,810	23,822	62,001	68,961	152,947	170,401	40,347	37,269

	SBLY		CAF		AMBP
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(852)	(355)	(13,281)	(51,400)	-	(99,226)
Realized gain (loss) on investments	9,641	1,351	932,923	277,864	-	598,671
Change in unrealized gain (loss) on investments	(2,301)	(3,320)	(1,381,840)	(685,169)	-	(2,006,331)
Reinvested capital gains	5,032	2,843	429,082	641,316	-	1,704,207

Net increase (decrease) in contract owners’ equity resulting from operations	11,520	519	(33,116)	182,611	-	197,321

Equity transactions:
Purchase payments received from contract owners (note 3)	3,506	2,245	23,758	44,493	-	69,313
Transfers between subaccounts (including fixed account), net (note 3)	50,106	56,409	(4,855,788)	78,471	-	(8,596,293)
Redemptions	(26,532)	(827)	(209,984)	(622,187)	-	(954,461)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(63)	(31)	(2,457)	(5,932)	-	(5,567)
Contingent deferred sales charges (note 2)	(66)	(31)	(25)	(100)	-	(5,627)
Adjustments to maintain reserves	33	7	40	25	-	(682)

Net equity transactions	26,984	57,772	(5,044,456)	(505,230)	-	(9,493,317)

Net change in contract owners’ equity	38,504	58,291	(5,077,572)	(322,619)	-	(9,295,996)
Contract owners’ equity beginning of period	95,389	37,098	5,077,572	5,400,191	-	9,295,996

Contract owners’ equity end of period	$133,893	95,389	-	5,077,572	-	-

CHANGES IN UNITS:
Beginning units	6,538	2,648	162,895	178,978	-	292,335
Units purchased	6,247	4,109	3,946	4,210	-	4,963
Units redeemed	(4,235)	(219)	(166,841)	(20,293)	-	(297,298)

Ending units	8,550	6,538	-	162,895	-	-

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
Quality Bond Portfolio - Initial Shares (DQBP)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Templeton Foreign Securities Fund - Class 1 (TIF)
JANUS FUNDS
Overseas Portfolio: Institutional Shares (JAIG)
NATIONWIDE FUNDS GROUP
Federated NVIT High Income Bond Fund - Class I (HIBF)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NEUBERGER & BERMAN MANAGEMENT, INC.
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*
AMERICAN CENTURY INVESTORS INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)
VP Income & Growth Fund - Class I (ACVIG)
FIDELITY INVESTMENTS
Contrafund(R)Portfolio - Service Class 2 (FC2)
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
PIMCO FUNDS
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)
INVESCO INVESTMENTS
VI American Franchise Fund - Series I Shares (ACEG)
VI Global Health Care Fund - Series I Shares (IVHS)
VI Global Real Estate Fund - Series I Shares (IVRE)
VI International Growth Fund - Series I Shares (AVIE)
ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
GUGGENHEIM INVESTMENTS
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)
Series P (High Yield Series) (SBLP)
Series Q (Small Cap Value Series) (SBLQ)
Series V (Mid Cap Value Series) (SBLV)
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
WELLS FARGO FUNDS
Advantage VT Opportunity Fund - Class 2 (SVOF)*

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Multi-Flex Annuity contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount redeemed. For Multi-Flex Annuity contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For NEA Valuebuilder contacts, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) for Multi-Flex Annuity contracts, a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge assessed through a reduction of unit values equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30% ; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk fee assessed through a reduction of unit values equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $246,084 and $452,142, respectively, and total transfers from the Account to the fixed account were $1,007,678 and $1,210,581, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $3,626 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$333,047,813	$-	$-	$333,047,813

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$2,693,496	$4,999,766
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	1,909,449	1,616,058
Templeton Foreign Securities Fund - Class 1 (TIF)	666,046	1,281,742
Overseas Portfolio: Institutional Shares (JAIG)	495,503	867,107
Federated NVIT High Income Bond Fund - Class I (HIBF)	228,407	132,645
NVIT Nationwide Fund - Class I (TRF)	1,380,644	6,927,908
NVIT Government Bond Fund - Class I (GBF)	1,756,755	2,061,816
NVIT Money Market Fund - Class I (SAM)	1,374,548	2,324,253
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	776,314	863,830
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,419,048	2,673,898
NVIT Large Cap Growth Fund - Class I (NVOLG1)	10,696,790	5,036,230
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	490,070	1,061,015
VP Balanced Fund - Class I (ACVB)	669,099	817,801
VP Capital Appreciation Fund - Class I (ACVCA)	459,774	452,516
VP Income & Growth Fund - Class I (ACVIG)	247,624	447,032
Appreciation Portfolio - Initial Shares (DCAP)	848,318	502,245
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	2,654,566	3,054,967
Quality Bond Portfolio - Initial Shares (DQBP)	192,836	1,205,475
Contrafund(R)Portfolio - Service Class 2 (FC2)	469,932	966,869
Equity-Income Portfolio - Initial Class (FEIP)	4,263,408	5,078,363
High Income Portfolio - Initial Class (FHIP)	510,199	1,081,163
Real Return Portfolio - Administrative Class (PMVRRA)	359,799	417,948
Total Return Portfolio - Administrative Class (PMVTRA)	411,205	613,574
VI American Franchise Fund - Series I Shares (ACEG)	170,161	262,831
VI Global Real Estate Fund - Series I Shares (IVRE)	117,897	163,212
VI International Growth Fund - Series I Shares (AVIE)	224,450	394,572
Micro-Cap Portfolio - Investment Class (ROCMC)	24,795	194,988
Series Q (Small Cap Value Series) (SBLQ)	171,975	215,081
Series V (Mid Cap Value Series) (SBLV)	378,113	410,828
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	543,513	5,172,233
Guggenheim VIF World Equity Income (SBLD)	96,566	230,056
Guggenheim VIF StylePlus Mid Growth - Series J (SBLJ)	24,008	43,935
Guggenheim VIF Managed Asset Allocation - Series N (SBLN)	50,053	47,246
Guggenheim VIF All Cap Value - Series O (SBLO)	53,081	66,901
Guggenheim VIF High Yield - Series P (SBLP)	56,592	43,544
Guggenheim VIF StylePlus Small Growth - Series X (SBLX)	161,214	85,724
Guggenheim VIF StylePlus Large Growth - Series Y (SBLY)	63,584	32,448
Invesco V.I. Global Health Care - Series I (IVHS)	195,749	451,027
NVIT Multi-Manager Large Cap Growth - Class I (NVMLG1)	43,918	33,436
NVIT Neuberger Berman Socially Responsible - Class I (NVNSR1)	72,567	17,329
NVIT Neuberger Berman Multi Cap Opportunities - Class I (NVNMO1)	19,620	32,001

	$38,441,686	$52,381,613

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	1.30%	761,840			$53.73	$40,933,862	2.00%	10.26%
2015	1.30%	841,095			48.73	40,986,759	1.81%	-0.21%
2014	1.30%	932,974			48.83	45,557,484	1.74%	11.95%
2013	1.30%	1,029,244			43.62	44,895,763	1.84%	30.31%
2012	1.30%	1,126,601			33.48	37,718,186	2.06%	14.23%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	1.30%	411,240			39.29	16,157,626	1.29%	8.94%
2015	1.30%	445,367			36.07	16,064,337	1.05%	-4.45%
2014	1.30%	479,122			37.75	18,086,844	1.06%	11.98%
2013	1.30%	518,020			33.71	17,462,419	1.25%	32.60%
2012	1.30%	562,828			25.42	14,307,102	0.82%	10.52%
Templeton Foreign Securities Fund - Class 1 (TIF)
2016	1.30%	440,355			28.42	12,514,874	2.18%	6.10%
2015	1.30%	474,810			26.79	12,720,164	3.51%	-7.53%
2014	1.30%	532,232			28.97	15,418,768	2.09%	-12.05%
2013	1.30%	581,845			32.94	19,165,973	2.54%	21.67%
2012	1.30%	620,520			27.07	16,797,486	3.24%	17.05%
Overseas Portfolio: Institutional Shares (JAIG)
2016	1.30%	222,673			22.84	5,085,846	4.65%	-7.67%
2015	1.30%	254,747			24.73	6,299,900	0.59%	-9.78%
2014	1.30%	287,231			27.41	7,872,982	3.07%	-13.02%
2013	1.30%	325,715			31.52	10,266,531	3.16%	13.07%
2012	1.30%	395,439			27.87	11,020,898	0.69%	11.99%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	1.30%	40,623			23.29	946,109	5.90%	12.68%
2015	1.30%	37,923			20.67	783,868	5.11%	-3.87%
2014	1.30%	45,313			21.50	974,229	6.22%	1.22%
2013	1.30%	43,068			21.24	914,765	6.38%	5.68%
2012	1.30%	39,232			20.10	788,563	8.38%	13.06%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	1.30%	19,469			14.57	283,663	0.78%	12.16%
2015	1.30%	21,276			12.99	276,375	0.76%	-2.40%
2014	1.30%	22,946			13.31	305,411	0.89%	5.22%
2013	1.30%	24,109			12.65	304,979	0.97%	41.98%
2012	1.30%	27,434			8.91	244,437	1.47%	15.41%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2016	1.30%	10,792			16.31	176,018	0.94%	8.73%
2015	1.30%	8,307			15.00	124,605	0.55%	-1.64%
2014	1.30%	15,969			15.25	243,527	0.94%	9.16%
2013	1.30%	17,959			13.97	250,887	0.27%	36.96%
2012	1.30%	81,518			10.20	831,484	2.21%	10.03%
NVIT Nationwide Fund - Class I (TRF)
2016	1.30%	390,949	158.94	to	163.64	63,564,434	1.41%	9.94%
2015	1.30%	427,871	144.56	to	148.84	63,277,405	1.19%	-0.38%
2014	1.30%	466,817	145.11	to	149.40	69,308,004	1.15%	10.69%
2013	1.30%	514,112	131.09	to	134.98	68,973,455	1.30%	29.40%
2012	1.30%	581,325			101.31	60,268,729	1.40%	12.73%
NVIT Government Bond Fund - Class I (GBF)
2016	1.30%	273,509	56.39	to	56.41	15,423,263	1.93%	-0.56%
2015	1.30%	280,536	56.71	to	56.73	15,909,536	1.66%	-1.41%
2014	1.30%	319,887	57.52	to	57.54	18,400,012	1.96%	3.21%
2013	1.30%	355,018	55.73	to	55.75	19,785,602	1.91%	-5.30%
2012	1.30%	384,448			58.85	22,625,324	2.17%	1.71%
NVIT Money Market Fund - Class I (SAM)
2016	1.30%	189,818	23.55	to	25.58	4,567,998	0.01%	-1.29%
2015	1.30%	227,363	23.85	to	25.92	5,517,135	0.00%	-1.30%

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.30%	245,448	24.17	to	26.26	5,996,124	0.00%			-1.30%
2013	1.30%	256,036	24.49	to	26.60	6,339,327	0.00%			-1.30%
2012	1.30%	293,146			24.81	7,347,368	0.00%			-1.30%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	1.30%	11,153			15.14	168,856	0.89%			0.87%
2015	1.30%	12,094			15.01	181,531	0.51%			2.11%
2014	1.30%	11,933			14.70	175,415	0.51%			9.05%
2013	1.30%	10,564			13.48	142,403	0.88%			32.94%
2012	1.30%	7,161			10.14	72,613	0.41%			14.84%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	1.30%	403,395			15.28	6,163,871	0.00%			5.09%
2015	1.30%	453,432			14.54	6,592,899	0.00%			-1.48%
2014	1.30%	509,454			14.76	7,519,533	0.00%			2.68%
2013	1.30%	569,341			14.37	8,181,444	0.00%			37.14%
2012	1.30%	624,018			10.48	6,539,711	0.00%			13.41%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	1.30%	1,225,910			19.40	23,782,727	1.37%			16.07%
2015	1.30%	1,354,568			16.72	22,648,334	1.16%			-4.15%
2014	1.30%	1,478,101			17.44	25,778,129	1.35%			15.50%
2013	1.30%	1,624,451			15.10	24,529,251	1.20%			33.91%
2012	1.30%	1,710,281			11.28	19,291,897	1.12%			14.83%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	1.30%	199,043			24.16	4,808,698	1.03%			2.29%
2015	1.30%	4,585			23.62	108,298	0.62%			3.73%
2014	1.30%	4,636			22.77	105,562	0.72%			7.41%
2013	1.30%	3,228			21.20	68,434	0.51%			34.86%
2012	1.30%	6,250			15.72	98,250	0.92%			17.14%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	1.30%	382,076	9.87	to	31.96	7,451,634	0.00%			3.04%
2015	1.30%	433,318	9.58	to	31.01	8,064,240	0.00%	-4.17%	to	-4.35%	****
VP Balanced Fund - Class I (ACVB)
2016	1.30%	215,469			18.52	3,990,372	1.60%			5.61%
2015	1.30%	234,642			17.54	4,115,338	1.71%			-3.84%
2014	1.30%	288,429			18.24	5,260,668	1.53%			8.43%
2013	1.30%	294,736			16.82	4,957,350	1.62%			15.90%
2012	1.30%	249,134			14.51	3,615,006	2.06%			10.34%
VP Capital Appreciation Fund - Class I (ACVCA)
2016	1.30%	92,954			48.69	4,525,555	0.00%			1.89%
2015	1.30%	101,182			47.78	4,834,674	0.00%			0.61%
2014	1.30%	111,017			47.49	5,272,707	0.00%			6.74%
2013	1.30%	119,749			44.50	5,328,548	0.00%			29.22%
2012	1.30%	131,927			34.44	4,542,958	0.00%			14.49%
VP Income & Growth Fund - Class I (ACVIG)
2016	1.30%	121,924			24.52	2,989,601	2.37%			12.01%
2015	1.30%	134,091			21.89	2,935,229	2.07%			-6.85%
2014	1.30%	158,837			23.50	3,732,669	2.01%			11.04%
2013	1.30%	186,170			21.16	3,939,358	2.22%			34.06%
2012	1.30%	197,879			15.78	3,122,538	2.08%			13.25%
Appreciation Portfolio - Initial Shares (DCAP)
2016	1.30%	209,410			23.82	4,988,146	1.64%			6.51%
2015	1.30%	226,928			22.37	5,076,350	1.70%			-3.74%
2014	1.30%	244,417			23.23	5,677,835	1.84%			6.69%
2013	1.30%	264,356			21.78	5,757,670	1.94%			19.53%
2012	1.30%	344,900			18.22	6,284,076	3.70%			8.99%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2016	1.30%	952,264			37.13	35,357,507	0.00%			15.55%
2015	1.30%	1,031,264			32.13	33,134,460	0.00%			-3.55%

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.30%	1,135,675			33.31	37,829,369	0.00%			0.27%
2013	1.30%	1,246,288			33.22	41,401,641	0.00%			46.62%
2012	1.30%	1,359,754			22.66	30,811,947	0.00%			18.99%
Quality Bond Portfolio - Initial Shares (DQBP)
2016	1.30%	183,547			20.54	3,770,051	1.79%			0.20%
2015	1.30%	232,672			20.49	4,767,452	2.02%			-2.93%
2014	1.30%	235,985			21.11	4,981,645	2.11%			3.43%
2013	1.30%	252,699			20.41	5,157,588	2.81%			-2.82%
2012	1.30%	254,971			21.00	5,354,395	2.98%			5.60%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2016	1.30%	226,149	18.35	to	18.41	4,149,879	0.59%			6.33%
2015	1.30%	274,761	17.26	to	17.31	4,742,429	0.84%			-0.89%
2014	1.30%	266,325	17.41	to	17.47	4,636,800	0.72%			10.20%
2013	1.30%	294,865	15.80	to	15.85	4,658,943	0.84%	29.30%	to	29.25%
2012	1.30%	311,148			12.22	3,802,460	1.06%			14.63%
Equity-Income Portfolio - Initial Class (FEIP)
2016	1.30%	900,649			49.17	44,285,387	2.26%			16.49%
2015	1.30%	989,039			42.21	41,747,796	3.09%			-5.21%
2014	1.30%	1,090,553			44.54	48,572,568	2.73%			7.30%
2013	1.30%	1,212,439			41.50	50,316,815	2.47%			26.48%
2012	1.30%	1,336,415			32.81	43,848,497	3.06%			15.78%
High Income Portfolio - Initial Class (FHIP)
2016	1.30%	369,751			24.91	9,210,470	5.18%			13.12%
2015	1.30%	408,840			22.02	9,002,612	6.35%			-4.88%
2014	1.30%	454,970			23.15	10,532,530	5.49%			-0.16%
2013	1.30%	500,288			23.18	11,596,693	5.68%			4.57%
2012	1.30%	547,978			22.17	12,148,649	5.74%			12.74%
Real Return Portfolio - Administrative Class (PMVRRA)
2016	1.30%	129,958	13.61	to	13.62	1,770,016	2.24%			3.82%
2015	1.30%	135,931	13.11	to	13.12	1,783,401	3.94%			-3.97%
2014	1.30%	149,712	13.65	to	13.66	2,045,040	1.40%			1.75%
2013	1.30%	154,531			13.42	2,073,799	1.72%			-10.40%
2012	1.30%	158,844			14.97	2,379,486	1.04%			7.34%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	1.30%	163,019	15.26	to	15.31	2,487,692	2.09%			1.35%
2015	1.30%	177,615	15.06	to	15.10	2,674,999	5.05%			-0.87%
2014	1.30%	181,977	15.19	to	15.24	2,764,784	2.18%			2.92%
2013	1.30%	205,850	14.76	to	14.81	3,038,866	2.14%	-3.21%	to	-3.23%
2012	1.30%	328,221			15.25	5,005,939	2.56%			8.17%
VI American Franchise Fund - Series I Shares (ACEG)
2016	1.30%	88,634	14.97	to	16.09	1,422,726	0.00%			0.94%
2015	1.30%	101,246	14.83	to	15.94	1,610,082	0.00%			3.64%
2014	1.30%	113,814	14.31	to	15.38	1,746,653	0.04%			7.03%
2013	1.30%	116,992	13.37	to	14.37	1,677,514	0.45%	38.32%	to	38.31%
2012	1.30%	138,918			9.66	1,440,675	0.00%			-3.36%	****
VI Global Health Care Fund - Series I Shares (IVHS)
2016	1.30%	21,649			19.32	418,259	0.00%			12.62%
2015	1.30%	38,810			22.11	858,089	0.00%			1.80%
2014	1.30%	36,124	21.72	to	21.81	784,739	0.00%			18.11%
2013	1.30%	28,051	18.38	to	18.47	515,695	0.68%	38.72%	to	39.38%
2012	1.30%	23,646			13.25	313,310	0.00%			19.26%
VI Global Real Estate Fund - Series I Shares (IVRE)
2016	1.30%	83,147			12.90	1,072,596	1.55%			-0.70%
2015	1.30%	88,084	12.73	to	12.81	1,128,347	3.40%			-2.76%
2014	1.30%	92,778	13.09	to	13.18	1,222,804	1.65%			13.13%
2013	1.30%	88,812	11.57	to	11.65	1,034,639	3.70%	1.38%	to	1.39%
2012	1.30%	96,248			11.41	1,105,893	0.57%			26.45%

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VI International Growth Fund - Series I Shares (AVIE)
2016	1.30%	68,125			20.76	1,414,294	1.33%			-1.74%
2015	1.30%	76,635			21.13	1,619,304	1.75%			-3.61%
2014	1.30%	60,118			21.92	1,317,788	1.58%			-0.97%
2013	1.30%	65,247			22.14	1,444,590	0.85%			17.47%
2012	1.30%	119,231			18.85	2,247,503	1.54%			14.03%
Micro-Cap Portfolio - Investment Class (ROCMC)
2016	1.30%	61,448			13.50	829,548	0.66%			18.11%
2015	1.30%	76,594	11.43	to	11.45	875,473	0.00%			-13.60%
2014	1.30%	85,228	13.23	to	13.25	1,127,569	0.00%			-4.83%
2013	1.30%	96,201	13.90	to	13.92	1,337,198	0.48%			19.41%
2012	1.30%	116,339			11.64	1,354,214	0.00%			6.20%
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2016	1.30%	60,520			12.75	771,630	3.04%			8.97%
2015	1.30%	72,410			11.70	847,197	3.22%			-1.93%
2014	1.30%	78,226			11.93	933,236	0.00%			3.65%
2013	1.30%	84,788			11.51	975,910	0.00%			17.69%
2012	1.30%	38,357			9.78	375,131	0.00%			15.06%
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2016	1.30%	26,314			15.38	404,709	0.71%			7.25%
2015	1.30%	27,620			14.34	396,071	1.13%			-1.38%
2014	1.30%	30,814			14.54	448,036	0.00%			11.59%
2013	1.30%	35,910			13.03	467,907	0.00%			28.75%
2012	1.30%	42,347			10.12	428,552	0.00%			14.35%
Series N (Managed Asset Allocation Series) (SBLN)
2016	1.30%	28,506			15.56	443,553	1.19%			6.65%
2015	1.30%	28,840			14.59	420,776	1.03%			-1.22%
2014	1.30%	29,076			14.77	429,453	0.00%			5.35%
2013	1.30%	25,023			14.02	350,822	0.00%			12.79%
2012	1.30%	22,965			12.43	285,455	0.00%			11.88%
Series O (All Cap Value Series) (SBLO)
2016	1.30%	48,900			18.11	885,579	1.51%			21.14%
2015	1.30%	51,796			14.95	774,350	0.95%			-5.97%
2014	1.30%	70,374			15.90	1,118,947	0.00%			6.21%
2013	1.30%	80,975			14.97	1,212,196	0.00%			31.55%
2012	1.30%	178,210			11.38	2,028,030	0.00%			13.91%
Series P (High Yield Series) (SBLP)
2016	1.30%	22,810			18.88	430,653	8.34%			16.04%
2015	1.30%	23,822			16.27	387,584	10.41%			-5.24%
2014	1.30%	29,225			17.17	501,793	0.00%			1.24%
2013	1.30%	35,870			16.96	608,355	0.00%			5.93%
2012	1.30%	61,443			16.01	983,702	0.00%			13.39%
Series Q (Small Cap Value Series) (SBLQ)
2016	1.30%	62,001	22.09	to	22.19	1,369,621	0.12%			24.96%
2015	1.30%	68,961	17.67	to	17.75	1,218,559	0.00%			-7.83%
2014	1.30%	89,585	19.17	to	19.26	1,717,364	0.01%			-2.66%
2013	1.30%	99,530	19.70	to	19.79	1,960,779	0.00%			35.02%
2012	1.30%	89,199			14.59	1,301,413	0.00%			17.95%
Series V (Mid Cap Value Series) (SBLV)
2016	1.30%	152,947	20.01	to	20.07	3,060,477	0.95%			25.11%
2015	1.30%	170,401	15.99	to	16.05	2,724,727	0.62%			-8.01%
2014	1.30%	204,669	17.38	to	17.44	3,557,164	0.00%			-0.40%
2013	1.30%	230,884	17.45	to	17.51	4,028,960	0.00%	31.60%	to	31.59%
2012	1.30%	254,660			13.26	3,376,805	0.00%			15.59%
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2016	1.30%	40,347			16.69	673,391	0.37%			11.94%
2015	1.30%	37,269			14.91	555,681	0.76%			-2.55%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.30%	30,108	15.30	460,652	0.00%	7.37%
2013	1.30%	32,889	14.25	468,668	0.00%	39.57%
2012	1.30%	39,074	10.21	399,060	0.00%	10.10%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2016	1.30%	8,550	15.66	133,893	0.59%	7.33%
2015	1.30%	6,538	14.59	95,389	0.70%	4.14%
2014	1.30%	2,648	14.01	37,098	0.00%	13.72%
2013	1.30%	3,644	12.32	44,894	0.00%	26.62%
2012	1.30%	6,492	9.73	63,167	0.00%	9.33%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	1.30%	162,895	31.17	5,077,572	0.35%	3.31%
2014	1.30%	178,978	30.17	5,400,191	0.35%	9.88%
2013	1.30%	193,601	27.46	5,316,058	0.67%	28.05%
2012	1.30%	217,917	21.44	4,672,901	0.56%	12.54%
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	1.30%	292,335	31.80	9,295,996	0.00%	2.83%
2013	1.30%	323,311	30.92	9,996,938	0.00%	16.94%
2012	1.30%	370,925	26.44	9,807,432	0.00%	7.92%

2016	Reserves for annuity contracts in payout phase:				$115,497
2016	Contract owners’ equity:				$333,000,581
2015	Reserves for annuity contracts in payout phase:				$121,598
2015	Contract owners’ equity:				$333,080,925
2014	Reserves for annuity contracts in payout phase:				$135,043
2014	Contract owners’ equity:				$377,283,165
2013	Reserves for annuity contracts in payout phase:				$135,057
2013	Contract owners’ equity:				$391,084,684
2012	Reserves for annuity contracts in payout phase:				$116,763
2012	Contract owners’ equity:				$349,168,005
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.